Information Concerning the Group's Consolidated Operations - Disclosure of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred tax liability (asset) [abstract]
Credits and net operating loss carryforwards	$ 160,772	$ 155,673	$ 124,263
Capitalization of R&D expenses under SEC 174 rule	5,052	4,092	2,792
Pension commitments	279	550	597
Leases liabilities	9,459	11,478	12,698
Revaluations of financial assets	0	15,830	0
Deferred tax assets from other deductible differences	856	772	1,452
Non-recognition of deferred tax assets	(167,026)	(177,001)	(128,448)
Deferred tax assets	9,391	11,392	13,354
Accelerated depreciation of assets for tax purposes	(94)	(740)	(1,286)
Right-of-use assets and other leases-related effects	(8,359)	(10,401)	(11,923)
Deferred tax liabilities from other taxable differences	(556)	(410)	(145)
Deferred tax liabilities	(9,009)	(11,550)	(13,354)
Net deferred tax assets	$ 382		$ 0
Net deferred tax liabilities		$ (158)